Revenue - Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended	29 Months Ended	59 Months Ended	65 Months Ended	68 Months Ended
	May 31, 2023 EUR (€) agreement	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 product	Dec. 31, 2024 USD ($)	Feb. 28, 2023 agreement	Aug. 31, 2020 agreement	Nov. 30, 2019 agreement
Disclosure of summary of significant accounting policies [Line Items]
Non-current contract assets		$ 122,934			$ 122,934			$ 22,710
Current contract assets		64,440			64,440			67,304
Non-current contract liabilities		5,500			5,500			80,721
Current contract liabilities		30,364			30,364			$ 15,980
Development and other service revenue (over time revenue recognition)
Disclosure of summary of significant accounting policies [Line Items]
Increase in revenue		17,500
Goods or services transferred over time | Development and other service revenue (over time revenue recognition)
Disclosure of summary of significant accounting policies [Line Items]
Increase in revenue		17,500
Teva Pharmaceutical Industries Ltd
Disclosure of summary of significant accounting policies [Line Items]
Number of product agreement | agreement										5
Upfront payment amount		40,000			40,000
Development milestone payments					70,000
Commercial sale milestone					40,000
Additional milestone payments				$ 465,000
Royalty payments as percentage										40.00%
STADA Arzneimittel AG
Disclosure of summary of significant accounting policies [Line Items]
Number of product agreement | agreement											6
Upfront payment amount		6,700			6,700
Development milestone payments						$ 73,400
Commercial sale milestone						24,500
Additional milestone payments						$ 8,000
Royalty payments as percentage											40.00%
Number of agreements terminated | agreement	3
Repayments of borrowings | €	€ 17.4
Advanz Pharma Holdings
Disclosure of summary of significant accounting policies [Line Items]
Number of product agreement							2		1
Upfront payment amount		127,000			127,000
Development milestone payments			$ 60,600
Additional milestone payments			$ 578,700
Royalty payments as percentage									40.00%
Number of additional product agreements | agreement	5
Number of additional biosimilar products | product							5
Commercial sale and other sales		4,200
Alvogen Inc
Disclosure of summary of significant accounting policies [Line Items]
Upfront payment amount		$ 15,000			$ 15,000
Royalty payments as percentage		40.00%			40.00%
Sales target milestones		$ 195,000			$ 195,000
Not later than five years | Performance obligations satisfied over time
Disclosure of summary of significant accounting policies [Line Items]
Transaction price allocated to remaining performance obligations		$ 351,700			$ 351,700
Period of revenue recognition		5 years
Bottom of range
Disclosure of summary of significant accounting policies [Line Items]
Non-current contract assets materialize period		2 years
Noncurrent contract liabilities revenue recognition period		2 years
Top of range
Disclosure of summary of significant accounting policies [Line Items]
Non-current contract assets materialize period		4 years
Noncurrent contract liabilities revenue recognition period		3 years